Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM EQUITY INCOME FUND/NEW/
Prospectus Date	rr_ProspectusDate	Mar. 30, 2013
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2013